Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Intangible assets, net
Total intangible assets		¥ 7,810	¥ 7,810
Less: Accumulated amortization		(2,158)	(2,158)
Impairment loss		(5,652)	(5,652)
Yuancui
Intangible assets, net
Less: Accumulated amortization		0		¥ (1,177)
Intangible assets acquired in connection with business combination	¥ 7,810
Non-competed agreements
Intangible assets, net
Total intangible assets		6,740	6,740
Trademarks
Intangible assets, net
Total intangible assets		¥ 1,070	¥ 1,070